Short-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Investment [Line Items]
Investments, interest income	$ 5,060	¥ 32,925	¥ 21,078	¥ 53,494
Short-term investments
Investment [Line Items]
Investments, interest income	$ 618	¥ 4,021	¥ 1,148	¥ 37,652